SIGNIFICANT ACCOUNTING POLICIES (Policies)	12 Months Ended
Dec. 31, 2012
SIGNIFICANT ACCOUNTING POLICIES [Abstract]
Use of estimates
a.	Use of estimates:

The preparation of financial statements in conformity with U.S. GAAP requires management to make estimates, judgments and assumptions that affect the amounts reported in the financial statements and accompanying notes. Actual results could differ from those estimates. The Company's management believes that the estimates, judgment and assumptions used are reasonable based upon information available at the time they were made.

Financial statements in U.S. dollars
b.	Financial statements in U.S. dollars:

The Company's revenues are generated in U.S. dollars, New Israeli Shekels (NIS), Australian dollars, Canadian dollars and Euros. In addition, most of the Company's costs are incurred in U.S. dollars, NIS, Australian dollars, Canadian dollars, Euros and Singapore dollars.

Effective July 1, 2012, the Company changed its functional currency to the U.S. dollar from the NIS. With the recent acquisition of the remaining shares of Caesarstone USA (see note 1b) and the initial public offering of the Company's shares and listing in the United States, which has given the Company more access to the U.S. market, and therefore contributed to an increase in cash flows of U.S. dollars, the Company's management believes that its primary economic environment has changed from Israel to the United States. This has resulted in significant changes in economic facts and circumstances that indicate that the functional currency has changed from the NIS to the U.S. dollar. The Company accounted for the change in functional currency prospectively as it is the result of a change in facts.

As of July 1, 2012, all the Company's assets and liabilities were translated using the current rate method, using the U.S. dollar exchange rate as of June 30, 2012, and equity was translated using the historical exchange rate at the relevant transaction date. Since the Company's reporting currency has not changed (it was the U.S. dollar also prior to June 30, 2012, in accordance with the U.S. Securities and Exchange Commission's Regulation S-X, Rule 3-20), the Company previously translated its financial statements (from the former functional currency NIS to the reporting currency U.S. dollars) using the same current rate method, therefore, no translation differences have resulted from the change in functional currency.

The functional currency of each of the Company's foreign subsidiaries is the local currency in which it operates.

ASC 830 "Foreign Currency Matters" sets the standards for translating foreign currency financial statements of consolidated subsidiaries. The first step in the translation process is to identify the functional currency for each entity included in the financial statements. The accounts of each entity are then measured in its functional currency. All transaction gains and losses from the measurement of monetary balance sheet items, which are not related to subsidiaries translation, are reflected in the statement of operations as finance income or expenses, as appropriate.

After the measurement process is complete, the financial statements are translated into the parent functional currency (U.S. dollar) using the current rate method. Translation adjustments relating to conversion to functional currencies within group entities are reported as a component of shareholders' equity. Equity accounts are translated using historical exchange rates. All other balance sheet accounts are translated using the exchange rates in effect at the balance sheet date. Statement of operations amounts have been translated using the average exchange rate for the year.

Principles of consolidation
c.	Principles of consolidation:

The consolidated financial statements include the accounts of the Company and its wholly and majority-owned subsidiaries. Intercompany transactions and balances, including profit from intercompany sales not yet realized outside of the Company, have been eliminated upon consolidation.

Cash equivalents
d.	Cash equivalents:
Cash equivalents are short-term highly liquid investments that are readily convertible to cash with original maturities of three months or less at the date acquired.
Short-term bank deposits
e.	Short-term bank deposits

Short-term bank deposits are deposits with original maturities of more than three months but less than one year. The short-term bank deposits are presented at their cost, which approximates their fair value.

Derivatives
f.	Derivatives:

Derivatives not designated as hedging accounting instruments consist primarily of forward and options contracts that the Company uses to limit its exposure to foreign currencies. The Company recognizes derivative instruments as either assets or liabilities and measures those instruments at fair value. Since the derivative instruments that the Company holds do not meet the definition of hedging instruments under ASC 815, the Company recognizes immediately changes in the fair values in its consolidated statement of income in finance expenses, net. The notional principal amount of foreign exchange contracts was $86,600 and $90,535 as of December 31, 2011 and 2012, respectively.

	Balance sheet	December 31,
	location	2011	2012
Derivative assets and (liabilities)

Derivatives not designated as hedging instruments:

Foreign exchange forward and options contracts	Other accounts receivable and prepaid expenses	$-	$728

Foreign exchange forward and options contracts	Accrued expenses and other liabilities	$(3,163)	$-

Inventories
g.	Inventories:

Inventories are stated at the lower of cost or market value. The Company periodically evaluates the quantities on hand relative to historical and projected sales volumes, current and historical selling prices and contractual obligations to maintain certain levels of parts. Based on these evaluations, inventory write-offs are provided to cover risks arising from slow-moving items, discontinued products, excess inventories, market prices lower than cost and adjusted revenue forecasts.

Cost is determined as follows:

Raw materials, parts and supplies: using the "weighted average" method.

Work-in-progress and finished products: on the basis of direct manufacturing costs with the addition of allocable indirect costs, representing allocable operating overhead expenses and manufacturing costs.

The following table provides the details of the change in the Company's provision for inventory:

	December 31,
	2011	2012

Inventory provision, beginning of year	$3,103	$4,869
Increase in inventory provision	211	939
Increase in inventory provision in connection with Microgil's dispute(*)	1,789	-
Write off	(205)	(152)
Foreign currency translation adjustments	(29)	151

Inventory provision, end of year	$4,869	$5,807

(*)	For further information see Note 12(a)(4).

Property, plant and equipment
h.	Property, plant and equipment:

1.	Property, plant and equipment are stated at cost, net of accumulated depreciation and investment grants.

2.	Materials, payroll and other costs that are direct incremental costs necessary to bring an asset to the condition of its intended use are capitalized as part of the cost of property, plant and equipment.

3.	Depreciation is calculated by the straight-line method over the estimated useful life of the assets at the following annual rates:

%

Machinery and manufacturing equipment	4-33
Office equipment and furniture	7-33
Motor vehicles	10-30
Buildings	4-5

Leasehold improvements are depreciated by the straight-line method over the shorter of the lease or the estimated useful life of the improvements.

The Company has accounted for its assets that are under a capital lease arrangement in accordance with Accounting Standard Codification 840 "Leases" ("ASC 840"). Accordingly, assets under a capital lease are stated as assets of the Company on the basis of ordinary purchase prices (without the financing component), and depreciated according to the shorter of the lease term and the usual depreciation rates applicable to such assets.

Lease payments payable in forthcoming years, net of the interest component included in them, are included in liabilities. The interest in respect of such amounts is accrued on a current basis and is charged to earnings.

Impairment of long-lived assets
i.	Impairment of long-lived assets:

The Company's long-lived assets, tangible and intangible assets (other than goodwill), are reviewed for impairment in accordance with Accounting Standard Codification 360 "Property, Plant and Equipment" ("ASC 360") whenever events or changes in circumstances indicate that the carrying amount of an asset may not be recoverable. Recoverability of assets to be held and used is measured by a comparison of the carrying amount of an asset to the future undiscounted cash flows expected to be generated by the asset. If such assets are considered to be impaired, the impairment to be recognized is measured by the amount by which the carrying amount of the assets exceeds the fair value of the assets. Assets to be disposed of are reported at the lower of the carrying amount or fair value less costs to sell. No impairment losses were identified during any period presented.

Goodwill
j.	Goodwill:

Goodwill represents the excess of the cost of businesses acquired over the fair value of the net assets acquired in the acquisition. Under Accounting Standard Codification 350, "Intangibles-Goodwill and Other" ("ASC 350") goodwill is not amortized but instead is tested for impairment at least annually (or more frequently if impairment indicators arise).

ASC 350 prescribes a two-phase process for impairment testing of goodwill. The first phase screens for impairment, while the second phase (if necessary) measures impairment.

In the first phase of impairment testing, goodwill attributable to the reporting units is tested for impairment by comparing the fair value of each reporting unit with its carrying value. If the carrying value of the reporting unit exceeds its fair value, the second phase is then performed. The second phase of the goodwill impairment test compares the implied fair value of the reporting unit's goodwill with the carrying amount of that goodwill. If the carrying amount of the reporting unit's goodwill exceeds the implied fair value of that goodwill, an impairment loss is recognized in an amount equal to that excess.

The Company performs an annual goodwill impairment test during the fourth quarter of each fiscal year, or more frequently, if impairment indicators are present. The Company operates in one operating segment. Each of the Company's subsidiaries could be considered to be reporting units, however the Company concluded that all of the Company's components should be aggregated and deemed as a single reporting unit for the purpose of performing the goodwill impairment test in accordance with ASC 350-20-35-35, since they have similar economic characteristics.

Goodwill was tested for impairment by comparing its fair value with its carrying value. As required by ASC 820, "Fair Value Measurements", the Company applies assumptions that market place participants would consider in determining the fair value of reporting unit. No impairment of goodwill was identified during any period presented.

Warranty
k.	Warranty:

The Company generally provides a standard warranty of between three and 10 years for its products, depending on the type of product and the country in which the Company does business. The Company records a provision for the estimated cost to repair or replace products under warranty at the time of sale. Factors that affect the Company's warranty reserve include the number of units sold, historical and anticipated rates of warranty repairs and the cost per repair. The following table provides the details of the change in the Company's warranty accrual for the years ended December 31, 2011 and 2012:

	December 31,
	2011	2012

Warranty provision, beginning of year	$1,676	$1,978
Charged to costs and expenses relating to new sales	1,052	1,126
Acquisition of the business of U.S. Quartz	508	-
Costs of product warranty claims	(1,109)	(937)
Foreign currency translation adjustments	(149)	56

Warranty provision, end of year	$1,978	$2,223

Revenue recognition
l.	Revenue recognition:

The Company derives its revenues from sales of quartz surfaces mostly through a combination of direct sales in certain markets and indirectly through a network of distributors in other markets.

Revenues are recognized in accordance with ASC 605, "Revenue Recognition" and SAB 104 when delivery has occurred, persuasive evidence of an agreement exists, the fee is fixed and determinable, collectability is probable and no further obligations exist. In general, the Company does not grant right of returns, except to customers in Australia, for a limited period. The Company does not maintain a provision for product returns, as historical returns are immaterial and the Company does not anticipate any material returns in the future.

All of the Company's products sold through agreements with exclusive distributors are non-exchangeable, non-refundable, non-returnable and without any rights of price protection or stock rotation. Accordingly, the Company considers all the distributors to be end-consumers.

Research and development costs
m.	Research and development costs:
Research and development costs, net of grants received, are charged to the statement of income as incurred.
Income taxes
n.	Income taxes:

The Company and its subsidiaries account for income taxes in accordance with ASC 740, "Income Taxes" (formerly: SFAS 109, "Accounting for Income Taxes"). This statement prescribes the use of the liability method whereby deferred tax asset and liability account balances are determined based on differences between financial reporting and tax bases of assets and liabilities and are measured using the enacted tax rates and laws that will be in effect when the differences are expected to reverse.

Deferred tax liabilities and assets are classified as current or noncurrent based on the classification of the related asset or liability for financial reporting purposes, or according to the expected reversal dates of the specific temporary differences if not related to an asset or liability for financial reporting.

The Company accounts for its uncertain tax positions in accordance with ASC 740 (formerly: FASB Interpretation No. 48, "Accounting for Uncertainty in Income Taxes, an Interpretation of FASB Statement No. 109"). ASC 740 contains a two-step approach to recognizing and measuring uncertain tax positions accounted for in accordance with ASC 740. The first step is to evaluate the tax position taken or expected to be taken in a tax return by determining if the weight of available evidence indicates that it is more likely than not that, on an evaluation of the technical merits, the tax position will be sustained on audit, including resolution of any related appeals or litigation processes. The second step is to measure the tax benefit as the largest amount that is more than 50% likely to be realized upon ultimate settlement. The Company accrues interest and penalties related to unrecognized tax benefits in its tax expenses.

Advertising expenses
o.	Advertising expenses:
Advertising costs are expensed as incurred. Advertising expenses for the years ended December 31, 2010, 2011 and 2012 were $5,950, $13,490 and $14,931, respectively.
Concentrations of credit risk
p.	Concentrations of credit risk:

Financial instruments that potentially subject the Company to concentrations of credit risk consist principally of cash and cash equivalents, short-term bank deposits and trade receivables.

The Company's cash and cash equivalents are invested primarily in U.S. dollars, Australian dollars and Euros, mainly with major banks in Israel.

The Company's trade receivables are derived from sales to customers located mainly in Australia, the United States, Israel, Canada and Europe. The Company performs ongoing credit evaluations of its customers and to date has not experienced any substantial losses. In certain circumstances, the Company requires letters of credit or prepayments. An allowance for doubtful accounts is determined with respect to those amounts that the Company has determined to be doubtful of collection. Provisions for doubtful accounts were recorded in general and administrative expenses.

The following table provides details of the change in the Company's provision for doubtful debts:

	December 31,
	2011	2012

Balance at the beginning of the year	$331	$739
Charges to expenses	468	601
Write off	(51)	(227)
Foreign currency translation adjustments	(9)	14

Balance at end of the year	$739	$1,127

The Company from time to time enters into forward and option contracts (collectively, "derivative instruments") intended to protect against changes in foreign currencies. The derivative instruments were not qualified for hedge accounting under Accounting Standard Codification 815, "Derivatives and Hedging". All derivatives are recognized on the balance sheet at their fair value, with changes in the fair value carried to the statements of income and included in finance expenses, net. All derivatives have major banks in Israel as counterparties.

Severance pay
q.	Severance pay:

The Company's liability for severance pay, with respect to its Israeli employees, is calculated pursuant to Israeli severance pay law and employee agreements based on the most recent salary of the employees. The Company's liability for all of its Israeli employees is provided for by monthly deposits with insurance policies and by an accrual. The value of these policies is recorded as an asset on the Company's balance sheet.

The deposited funds include profits or losses accumulated up to the balance sheet date. The deposited funds may be withdrawn only upon the fulfillment of the obligations pursuant to Israeli severance pay law or labor agreements.

Some agreements with employees specifically state, in accordance with section 14 of the Severance Pay Law, 1963, that the Company's contributions for severance pay shall be instead of severance compensation and that upon release of the policy to the employee, no additional calculations shall be conducted between the parties regarding the matter of severance pay and no additional payments shall be made by the Company to the employee.

Further, since the Company has signed agreements with the section 14 provision with certain employees, the related obligation and amounts deposited on behalf of such obligation are not stated on the balance sheet, as they are legally released from obligation to employees once the deposit amounts have been paid.

Severance expense, net, for the years ended December 31, 2010, 2011 and 2012 amounted to $(95), $(75) and $(67), respectively.

Fair value of financial instruments
r.	Fair value of financial instruments:

The Company adopted the provisions of ASC 820, "Fair Value Measurements and Disclosures" effective January 1, 2008. Under this standard, fair value is defined as the price that would be received to sell an asset or paid to transfer a liability (i.e., the "exit price") in an orderly transaction between market participants at the measurement date.

In determining fair value, the Company uses various valuation approaches. ASC 820 establishes a hierarchy for inputs used in measuring fair value that maximizes the use of observable inputs and minimizes the use of unobservable inputs by requiring that the most observable inputs be used when available. Observable inputs are inputs that market participants would use in pricing the asset or liability developed based on market data obtained from sources independent of the Company. Unobservable inputs are inputs that reflect the Company's assumptions about the assumptions market participants would use in pricing the asset or liability developed based on the best information available in the circumstances.

The hierarchy is broken down into three levels based on the inputs as follows:

Level 1-	Valuations based on quoted prices in active markets for identical assets that the Company has the ability to access. Valuation adjustments and block discounts are not applied to Level 1 instruments. Since valuations are based on quoted prices that are readily and regularly available in an active market, valuation of these products does not entail a significant degree of judgment.

Level 2-	Valuations based on one or more quoted prices in markets that are not active or for which all significant inputs are observable, either directly or indirectly.

Level 3-	Valuations based on inputs that are unobservable and significant to the overall fair value measurement.

The availability of observable inputs can vary from investment to investment and is affected by a wide variety of factors, including, for example, the type of investment, the liquidity of markets and other characteristics particular to the transaction. To the extent that valuation is based on models or inputs that are less observable or unobservable in the market, the determination of fair value requires more judgment and the investments are categorized as Level 3.

Foreign currency derivative contracts are classified within Level 2 as the valuation inputs are based on quoted prices and market observable data of similar instruments.

The following table presents the Company's assets and (liabilities) measured at fair value on a recurring basis at December 31, 2011 and 2012:

	December 31, 2011
	Level 1	Level 2	Level 3	Total
Derivatives:

Foreign currencies derivatives	$-	$(3,163)	$-	$(3,163)

Total	$-	$(3,163)	$-	$(3,163)

	December 31, 2012
	Level 1	Level 2	Level 3	Total
Derivatives:

Foreign currencies derivatives	$-	$728	$-	$728

Total	$-	$728	$-	$728

The carrying amounts of financial instruments carried at cost, including cash and cash equivalents, short-term bank deposits, trade receivables and trade payables, approximate their fair value due to the short-term maturities of such instruments. The carrying amount of long-term loans approximates their fair value as well.

Basic and diluted net income per share
s.	Basic and diluted net income per share:

Basic net income per share ("Basic EPS") is computed by dividing net income attributable to ordinary shareholders by the weighted average number of ordinary shares outstanding during the period.

Diluted net income per share ("Diluted EPS") gives effect to all dilutive potential ordinary shares outstanding during the period. The computation of Diluted EPS does not assume conversion, exercise or contingent exercise of securities that would have an anti-dilutive effect on earnings. The dilutive effect of outstanding stock options is computed using the treasury stock method. The weighted average number of shares related to outstanding anti-dilutive stock options excluded from the calculations of diluted net earnings per share was 728,692 for the year ended December 31, 2012.

Comprehensive income
t.	Comprehensive income:

The Company accounts for comprehensive income in accordance with ASC 220, "Comprehensive Income" (formerly: SFAS No. 130, "Reporting Comprehensive Income"). This Statement establishes standards for the reporting and display of comprehensive income and its components in a full set of general purpose financial statements. Comprehensive income generally represents all changes in shareholders' equity during the period except those resulting from investments by, or distributions to, shareholders. The Company determined that its items of other comprehensive income relate to foreign currency translation adjustments.

In June 2011, the Financial Accounting Standards Board ("FASB") issued guidance on the presentation of comprehensive income, which amended existing guidance by allowing only two options for presenting the components of net income and other comprehensive income: (1) in a single continuous financial statement, statement of comprehensive income or (2) in two separate but consecutive financial statements, consisting of an income statement followed by a separate statement of other comprehensive income. The Company elected the second option. The adoption of this new guidance resulted only in changes in the Company's financial statements presentation.

Accounting for stock-based compensation
u.	Accounting for stock-based compensation:

The Company accounts for stock-based compensation in accordance with ASC 718, "Compensation-Stock Compensation" ("ASC 718"). ASC 718 requires companies to estimate the fair value of equity-based payment awards on the date of grant using an option-pricing model.

The Company accounts for employees' share-based payment awards classified as equity awards using the grant-date fair value method. The fair value of share-based payment transactions is recognized as an expense over the requisite service period, net of estimated forfeitures. The Company estimates forfeitures based on historical experience and anticipated future conditions. The Company elected to recognize compensation expense for an award that has a graded vesting schedule using the accelerated method.

The exercise price of each option is generally the fair market value on the date of the grant. Options generally become exercisable over a three to four-year period, subject to the continued employment of the employee. All options expire 7 years from the date of grant.

In 2012, the Company estimated the fair value of stock options granted using the Black-Scholes option pricing model with the followingweighted average assumptions:

2012
Dividend yield	0%
Expected volatility	57%
Risk-free interest rate	0.73%
Expected life (in years)	4.22

The Company used volatility data of comparable companies with similar characteristics to the Company for calculating volatility in accordance with ASC 718. The computation of historical volatility was derived from the comparable companies' historical volatility for similar contractual terms.

The computation of risk free interest rate is based on the rate available on the date of grant of a zero-coupon U.S. government bond with a remaining term equal to the expected term of the option.

The expected term of options granted is calculated using the simplified method (being the average between the vesting periods and the contractual life of the options). The Company currently uses the simplified method as adequate historical experience is not available to provide a reasonable estimate.

The dividend yield is zero, due to a dividend adjustment mechanism with respect to the exercise price upon payment of a dividend.